Segment Information - Schedule of Reorganized Reportable Segments (Details)	12 Months Ended
Mar. 31, 2026
Interest Income [Member] | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing rolling cash balance accounts or IPO financing offered by the Company to customers in relation to the securities brokerage services
Tokenization service fee | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing RWA tokenization project-based services to clients who want to engage in web3 activities and trading of tokenized products on chains
Transaction service fee | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
Asset management service fee – related parties | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing asset management services for asset management fee, performance fee and fund subscription fee
Consultancy service fee [Member] | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing capital raising, debt financing, secondary offerings and financial advisory services
AI infrastructure service fee | AI Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Provides an integrated service model that provides enterprise customers with end-to-end cloud and digital application solutions.
Consultancy Service Fee [Member] | Digital Asset Tokens [Member]
Segment Information [Line Items]
Business Activities, description	Providing corporate consultancy services